Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Total FST Corp. shareholders' equity	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 13,994,732	$ 4,443,095	$ 15,169,219	$ (1,185,548)	$ 32,421,498		$ 32,421,498
Balance (in Shares) at Dec. 31, 2022	41,964,919
Stock dividend distribution	$ 3,956,466		(3,956,466)
Stock dividend distribution (in Shares)	12,589,476
Cash dividend distribution			(2,715,297)		(2,715,297)		(2,715,297)
Net loss for the year			(2,167,611)		(2,167,611)		(2,167,611)
Remeasurement of defined benefit obligations			(19,552)		(19,552)		(19,552)
Foreign currency translation adjustment				(26,625)	(26,625)		(26,625)
Balance at Dec. 31, 2023	$ 17,951,198	4,443,095	6,310,293	(1,212,173)	27,492,413		27,492,413
Balance (in Shares) at Dec. 31, 2023	54,554,395
FST Restructuring	$ (17,947,423)	17,803,874	(20,768)		(164,317)	164,317
FST Restructuring (in Shares)	(16,805,014)
Net loss for the year			(3,235,175)		(3,235,175)		(3,235,175)
Remeasurement of defined benefit obligations				1,591	1,591		1,591
Foreign currency translation adjustment				(1,260,555)	(1,260,555)		(1,260,555)
Balance at Dec. 31, 2024	$ 3,775	22,246,969	3,054,350	(2,471,137)	22,833,957	164,317	22,998,274
Balance (in Shares) at Dec. 31, 2024	37,749,381
Recapitalization	$ 702	(6,850,535)			(6,849,833)		(6,849,833)
Recapitalization (in Shares)	7,016,622
Purchase of non-controlling interests						(38,754)	(38,754)
Net loss for the year			(1,500,191)		(1,500,191)	(3,728)	(1,503,919)
Remeasurement of defined benefit obligations			12,205		12,205		12,205
Foreign currency translation adjustment				933,215	933,215		933,215
Balance at Dec. 31, 2025	$ 4,477	$ 15,396,434	$ 1,566,364	$ (1,537,922)	$ 15,429,353	$ 121,835	$ 15,551,188
Balance (in Shares) at Dec. 31, 2025	44,766,003